Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 51,797	$ 70,280
Cost of sales	34,123	39,609
Gross profit	17,674	30,671
Operating expenses
Administrative	9,596	7,527
Sales and marketing	9,227	8,878
Customer support and operations	6,887	5,690
Research and development	9,013	6,123
Amortization	3,517	3,434
Total operating expenses	38,240	31,652
Operating loss before the following	(20,566)	(981)
Other income (expense)
Foreign exchange	(26)	(808)
Interest	33	91
Embedded derivative		(68)
Total other income (expense)	7	(785)
Loss before taxes	(20,559)	(1,766)
Income taxes (note 12(a))	366
Loss for the year	$ (20,925)	$ (1,766)
Weighted average number of common shares outstanding	44,675,390	33,990,295
Basic and diluted loss per share (note 11(d))	$ (0.47)	$ (0.05)